Expense Example	Nov. 12, 2026 USD ($)
Tradr Triple Threat 2X Long Memory Daily ETF | Tradr Triple Threat 2X Long Memory Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	471
Tradr Triple Threat 2X Long Quantum Daily ETF | Tradr Triple Threat 2X Long Quantum Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Tradr Triple Threat 2X Long Space Daily ETF | Tradr Triple Threat 2X Long Space Daily ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	$ 471